28. EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic numerator
Net (loss) profit for the year attributable to shareholders	R$ (1,125.6)	R$ (372.4)	R$ 3,130.8
Basic denominator
Common shares	812,473,246	812,473,246	872,473,246
Weighted average number of outstanding shares - basic (except treasury shares)	803,559,763	801,903,266	842,000,012
Net (loss) earnings per share basic - R$	R$ (1.36748)	R$ (0.45808)	R$ 3.71836
Diluted numerator
Net (loss) profit for the period attributable to controlling shareholders	R$ (1,125.6)	R$ (372.4)	R$ 3,130.8
Diluted denominator
Weighted average number of outstanding shares - basic (except treasury shares)	803,559,763	801,903,266	842,000,012
Number of potential shares (stock options)			401,809
Weighted average number of outstanding shares - diluted	803,559,763	801,903,266	842,401,821
Net (loss) earnings per share diluted - R$	R$ (1.36748)	R$ (0.45808)	R$ 3.71659